Rule 497(j)
                                             File No. 33-91770
                                             File No. 811-9038

                                             October 7, 1996

VIA EDGAR
---------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  The Olstein Funds
               CIK No. 0000944690

Ladies and Gentlemen:

      On behalf of The Olstein Funds (the "Fund") and pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A as filed electronically on September 30, 1996.

      All questions and comments regarding this filing should be addressed to the undersigned at Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001, phone number: (302) 651-8408.


                                             Sincerely,

                                             /s/ Molly Graham

                                             Molly Graham
                                             Senior Fund Administrator